Short-Term Loans	12 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
SHORT-TERM LOANS

7. SHORT-TERM LOANS

	December 31, 2025	December 31, 2024
Short-term loans from financial institutions other than banks	$2,901,080	$—
Short-term loans from banks	6,358,092	7,972,764
	$9,259,172	$7,972,764

Short-term loans from financial institutions other than banks

During the years ended December 31, 2025 and 2023, the Company entered into certain loan agreements with certain financial institutions, pursuant to which the Company borrowed $5,408,598 and $9,523,224, respectively, from these financial institutions. The borrowings bore interest rates ranging between 8.8% and 9.0% per annum. For the year ended December 31, 2024, the Company did not borrow from financial institutions. For the years ended December 31, 2025, 2024 and 2023, the Company repaid borrowings of $2,508,598, $704,857 and $17,855,445, respectively. The loans outstanding as of December 31, 2025 were with the maturity dates due through December 2026.

Short-term loans from banks

During the year ended December 31, 2025, 2024 and 2023, the Company entered into one loan agreement with a bank, pursuant to which the Company borrowed $21,137,530, $33,395,774 and $48,435,043, respectively. The loans were renewed upon maturity, with final maturities dates extending through October 2026. The borrowing bore interest rates ranging between 3.2% and 7.5% per annum. For the year ended December 31, 2025, 2024 and 2023, the Company repaid borrowings of $23,447,563, $32,251,734 and $52,972,513, respectively. The short-term loans were pledged by the accounts receivables due from customers.

During the year ended December 31, 2024, the Company entered into another loan agreement with another bank, pursuant to which the Company borrowed $4,892,053 with maturity date due through October 2025. The loans were renewed upon maturity, with final maturity dates extending through October 2026. In February 2026, the maturity dates were extended to August 2026 under the same terms. The borrowing bore interest rates ranging between 4.6% and 5.1% per annum. For the years ended December 31, 2025 and 2024, the Company did not repay the bank.

During the year ended December 31, 2025, the Company entered into one additional loan agreement with another bank, pursuant to which the Company borrowed $695,651 with maturity date due in July 2026. The borrowings bore an interest rate of 2.5% per annum. The borrowing is guarantee by Mr. Wang Jun, who is the Chief Executive Officer of Weitong and shareholder of the Company.